SCHEDULE OF CONDENSED INCOME STATEMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (1,323,726)	$ (1,367,070)	$ (1,310,215)
Interest income	3,207	714	2,271
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,590,803	3,026,673	2,573,803
Foreign currency translation adjustment	612,806	450,234	(281,699)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	5,201,126	3,466,814	2,291,906
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(68,722)
Interest income	13
Equity in earnings of subsidiaries and VIEs	4,659,512	3,026,673	2,573,803
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,590,803	3,026,673	2,573,803
Foreign currency translation adjustment	610,323	440,141	(281,897)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 5,201,126	$ 3,466,814	$ 2,291,906